Revenue from Contracts with Customers: Increase in revenue by country of operations without considering construction services- (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 15,223,096	$ 14,072,517	$ 9,408,599
Non aeronautical revenue	9,295,915	8,548,671	6,229,896
Total without construction revenue	$ 24,519,011	$ 22,621,188	$ 15,638,495
Change % compared to 2021, Total aeronautical revenue	61.80%
Change % compared to 2021, Total non-aeronautical revenue	49.21%
Change % compared to 2021, Total without construction revenue	56.79%
Change % compared to 2022, Total aeronautical revenue	8.18%	49.60%	73.80%
Change % compared to 2022, Total non-aeronautical revenue	8.74%	37.20%	75.20%
Change % compared to 2022, Total without construction revenue	8.39%	8.40%	44.70%	74.40%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 11,247,569	$ 9,945,180	$ 6,206,649
Non aeronautical revenue	$ 6,906,759	6,297,790	4,384,946
Change % compared to 2021, Total aeronautical revenue	81.22%
Change % compared to 2021, Total non-aeronautical revenue	57.51%
Change % compared to 2022, Total aeronautical revenue	13.10%
Change % compared to 2022, Total non-aeronautical revenue	9.67%
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,029,890	2,100,276	2,027,188
Non aeronautical revenue	$ 1,729,919	1,598,601	1,394,346
Change % compared to 2021, Total aeronautical revenue	0.13%
Change % compared to 2021, Total non-aeronautical revenue	24.07%
Change % compared to 2022, Total aeronautical revenue	(3.35%)
Change % compared to 2022, Total non-aeronautical revenue	8.21%
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 1,945,637	2,027,061	1,174,762
Non aeronautical revenue	$ 659,237	$ 652,280	$ 450,604
Change % compared to 2021, Total aeronautical revenue	65.62%
Change % compared to 2021, Total non-aeronautical revenue	46.30%
Change % compared to 2022, Total aeronautical revenue	(4.02%)
Change % compared to 2022, Total non-aeronautical revenue	1.07%